ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Mar. 31, 2022
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2022	September 30, 2021
	(Unaudited)
Accounts receivable	$7,549,931	$6,167,498
Less: allowance for doubtful accounts	(15,145)	(14,691)
Accounts receivable, net	$7,534,786	$6,152,807

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2022	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	$7,417,839	$7,380,554	99.5%
From 4 to 6 months	117,069	92,936	79.4%
From 7 to 9 months	-	-	-
From 10 to 12 months	-	-	-
Over 1 year	15,023	-	-
Total gross accounts receivable	7,549,931	7,473,490	99.0%
Allowance for doubtful accounts	(15,145)	-
Accounts Receivable, net	$7,534,786	$7,473,490	99.2%

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	March 31, 2022	September 30, 2021
	(Unaudited)
Beginning balance	$14,691	$93,032
Additions	187	16,891
Write-off uncollectible balance	-	(99,548)
Foreign currency translation adjustments	267	4,316
Ending balance	$15,145	$14,691